Fair Values Of Financial Instruments - Disclosure Sensitivity Analysis for Each of Above Mentioned securities (Detail)	12 Months Ended
Dec. 31, 2021
BADLAR Scenarios [member] | ONLDCAO [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.02818%
BADLAR Scenarios [member] | ONWNC10O [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.00444%
BADLAR Scenarios [member] | ON PCRG [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.02323%
BADLAR Scenarios [member] | + 1% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	1.00%
BADLAR Scenarios [member] | + 1% [member] | ONLDCAO [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.01401%
BADLAR Scenarios [member] | + 1% [member] | ONWNC10O [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.00214%
BADLAR Scenarios [member] | + 1% [member] | ON PCRG [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.01162%
BADLAR Scenarios [member] | + 2% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
BADLAR Scenarios [member] | + 3% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	3.00%
BADLAR Scenarios [member] | + 3% [member] | ONLDCAO [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.04234%
BADLAR Scenarios [member] | + 3% [member] | ONWNC10O [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.00675%
BADLAR Scenarios [member] | + 3% [member] | ON PCRG [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.03485%
Latest Market Price [member] | + 2% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
Latest Market Price [member] | + 2% [member] | ONLDCAO [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.043%
Latest Market Price [member] | + 2% [member] | ONWNC10O [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.968%
Latest Market Price [member] | + 2% [member] | ON PCRG [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.93%
Latest Market Price [member] | + 2% [member] | ON LTP1 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Latest Market Price [member] | + 2% [member] | ON VISTA11 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.008%
Latest Market Price [member] | + 2% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.997%
Latest Market Price [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Latest Market Price [member] | + 5% [member] | ONLDCAO [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.108%
Latest Market Price [member] | + 5% [member] | ONWNC10O [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.92%
Latest Market Price [member] | + 5% [member] | ON PCRG [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.826%
Latest Market Price [member] | + 5% [member] | ON LTP1 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Latest Market Price [member] | + 5% [member] | ON VISTA11 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.021%
Latest Market Price [member] | + 5% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.994%
Latest Market Price [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Latest Market Price [member] | + 10% [member] | ONLDCAO [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.215%
Latest Market Price [member] | + 10% [member] | ONWNC10O [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.839%
Latest Market Price [member] | + 10% [member] | ON PCRG [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.652%
Latest Market Price [member] | + 10% [member] | ON LTP1 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Latest Market Price [member] | + 10% [member] | ON VISTA11 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.042%
Latest Market Price [member] | + 10% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.987%
Dollar 3500 Scenarios [member] | + 2% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
Dollar 3500 Scenarios [member] | + 2% [member] | ON LTP1 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Dollar 3500 Scenarios [member] | + 2% [member] | ON VISTA11 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Dollar 3500 Scenarios [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Dollar 3500 Scenarios [member] | + 5% [member] | ON LTP1 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Dollar 3500 Scenarios [member] | + 5% [member] | ON VISTA11 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Dollar 3500 Scenarios [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Dollar 3500 Scenarios [member] | + 10% [member] | ON LTP1 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Dollar 3500 Scenarios [member] | + 10% [member] | ON VISTA11 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
UVA [member] | + 2% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
UVA [member] | + 2% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
UVA [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
UVA [member] | + 5% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
UVA [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
UVA [member] | + 10% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%